Note 12 - General and Administrative	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of general and administrative expense [text block]
12.	General and Administrative:

Components of general and administrative expenses:

	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
		As recast (note 3(b))	As recast (note 3(b))

General and administrative excluding salaries	$2,610	$2,566	$3,377
Salaries	2,290	2,334	2,246
Stock-based compensation	602	1,459	2,317
Depreciation of equipment and amortization	50	80	52
	$5,552	$6,439	$7,992